Share-based Compensation - Summary of Changes in Stock Options (Details) - Equity Settled Plan - Stock Options	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance | shares	44,360	44,460
Acquired (note 5(c)) | shares	1,317,837
Forfeited | shares	(424,027)
Expired | shares	(84,465)	(100)
Ending Balance | shares	853,705	44,360
Weighted average exercise price, beginning balance | $ / shares	$ 13.24	$ 13.28
Weighted average exercise price, Acquired (note 5(c)) | $ / shares	17.63
Weighted average exercise price, Forfeited | $ / shares	17.21
Weighted average exercise price, Expired | $ / shares	14.44	31.5
Weighted average exercise price, ending balance | $ / shares	$ 17.92	$ 13.24